Vessels - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels [Line Items]
Carrying amount of vessels	$ 3,953,599	$ 3,479,037
Vessels impairment charge	8,922	$ 0	$ 0
Silia T and Millennium
Vessels [Line Items]
Carrying amount of vessels	44,672
Fair value of vessels	35,750
Vessels impairment charge	$ 8,922